Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Fair value of stock options granted assumptions
Assumption	December 31, 2019	December 31, 2018	December 31, 2017
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	51.59% - 56.86%	46.11% - 58.22%	57.88%
Average remaining expected life of stock options (years)	3.01	3.10	3.37

Non-vested option activity
Non-vested options	Number of WIHN Class B Shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2017	333,334	1.78
Granted	851,131	3.67
Vested	(753,097)	3.22
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2018	431,368	2.99
Granted	2,292,539	2.45
Vested	(2,464,232)	2.47
Non-vested forfeited or cancelled	(254,649)	3.75
Non-vested options as at December 31, 2019	5,026	3.65

Stock option activity
Options on WIHN Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding at December 31, 2017	731,772	3.61	2.59	(1,149,461)
Of which vested	398,438	3.07	2.65	(410,792)
Of which non-vested	333,334	-	-	-
Granted	851,131	1.56	-	-
Exercised or converted	(213,750)	0.98	-	238,614
Forfeited or cancelled	(26,334)	0.05	-	-
Expired	-	-	-	-
Outstanding as at December 31, 2018	1,342,819	2.76	3.00	(895,404)
Of which vested	911,451	3.28	2.26	(1,082,233)
Of which non-vested	431,368	-	-	-
Granted	2,292,539	0.99	-	-
Exercised or converted	(259,338)	1.00	-	581,477
Forfeited or cancelled	(333,905)	0.05	-	-
Expired	(199,000)	5.17	-	-
Outstanding as at December 31, 2019	2,843,115	0.99	5.19	3,693,941
Of which vested	2,838,089	1.00	5.19	3,682,672
Of which non-vested	5,026	-	-

Stock-based compensation expenses
Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2019	2018	2017
In relation to Employee Stock Option Plans (ESOP)	5,386	1,278	2,147
In relation to non-ESOP Option Agreements	28	382	85
Total	5,414	1,660	2,232

Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2019	2018	2017
Research & development expenses	786	121	-
Selling & marketing expenses	1,269	571	466
General & administrative expenses	3,359	967	1,765
Total	5,414	1,660	2,232